Other receivable (Details) - Nov. 05, 2021 - Shanghai Jiaoda Onlly Co Ltd [Member] ¥ in Millions, $ in Millions	CNY (¥) item	USD ($) item
Business Acquisition [Line Items]
Total consideration transferred	¥ 509.6	$ 80.4
Deposit prepaid for acquisition	¥ 50.0	$ 7.9
Percentage of equity interest agreed to acquire	15.97%	15.97%
Number of third parties with whom the Equity Transfer Framework Agreement was made	4	4
Interest on deposit prepaid for acquisition (in percent)	6.50%	6.50%